Provisions - Narrative (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Disclosure of contingent liabilities [line items]
Deferred compensation amortization	$ 325	$ 3,131
Production Facility Closure
Disclosure of contingent liabilities [line items]
Deferred compensation amortization	$ 513	$ 2,752